MACROTRENDS FUND
                                ----------------












                               SEMI-ANNUAL REPORT
                                  MAY 31, 2000

                                   (Unaudited)

YALE FUNDS                                   3980 Howard Hughes Parkway
                                             Suite 400
                                             Las Vegas, NV 89109
                                             702-307-9898 Tel
                                             702-693-4548 Fax

MANAGEMENT AND RESEARCH CO.
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Thank you for your confidence and welcome as investors of MacroTrends Fund. I'm excited about having this opportunity to present you our first Semi-annual Report and our progress since the Fund's inception on March 27, 2000.

MacroTrends Fund's investment objective is solely focused on those macro trends, the natural, fundamental advancements in our society, economy, and technologies, the real meaningful big pictures. We invest in companies sharing the same vision. While we invest, we pay little or no attention to short-term micro factors, which are valued highly by most other investors and mutual fund managers, such as analysts' up- or downgrades, quarter to quarter earnings projections, or insider sale of shares, etc. On a large scale, even the Federal Reserve's short-term interest rate decisions are just short-term phenomena and not history-making events, therefore, can be discounted. If one has been overwhelmed by the above-mentioned small factors about Microsoft Corporation since 1986, he must have missed the real growth of that company and that's too bad (for him).

As of May 31, 2000, MacroTrends Fund holds 74 stocks and 6 HOLDRs, which are baskets of 20 stocks in some particular industries sponsored by Merrill Lynch. With more matured issues like, Microsoft, Sun Microsystems, Dell Computer and others, we also (or only) hold its long-term options or LEAPs to better leverage our investment dollars. Because we were buying instead of selling on and around both April 14th and May 25th, we have outperformed the NASDAQ index by about 11 percentage points.

We are very optimistic about the future of multiple platforms of communications, new telephony technologies, networking and other related fields, and health science research and applications. Forget about the daily fluctuations of the stock market. Be focused!

We appreciate your continuing confidence and support. Our website, UPUPUPUP.COM, will allow you to better track your investment. If you ever have a problem accessing this site, please use it's backup site at WWW.WFUND.COM. Please feel free to call me at 702-307-9898 should you have any questions.


Sincerely,




/s/ Y. YALE WANG
----------------
Y. Yale Wang



------------------------
"DO YOU ALSO SEE THE MACROTRENDS?" (TM)


                      MACROTRENDS FUND
                   Schedule of Investments
                        May 31, 2000
                         (UNAUDITED)

                                               MARKET
   SHARES                                      VALUE
   ------                                      -----
         COMMON STOCKS - 94.58%

         APPLICATIONS SOFTWARE - 5.08%
   200   Infosys Technologies Sponsored ADR*   $30,700
   400   Intuit Inc.* ......................    14,500
   100   Microsoft Corp. * .................     6,256
   500   Red Hat Inc.* .....................     8,031
   200   VA Linux Systems* .................     7,966
                                               -------
                                                67,453
                                               -------

         BANKING - .88%
   100   Bank of America Corp. .............     5,556
   100   Citigroup Inc. ....................     6,219
                                               -------
                                                11,775
                                               -------

         CELLULAR TELECOMMUNICATIONS - 1.38%
   400   Vodafone Airtouch Plc Sponsored ADR    18,325
                                               -------


         COMMUNICATIONS SOFTWARE - 1.37%
   406   Kana Communications Inc. ..........    18,194
                                               -------

         COMPUTER AIDED DESIGN - .94%
   300   Numerical Technologies Inc* .......    12,431
                                               -------


         COMPUTER DATA SECURITY - 3.45%
   100   Check Point Software Tech * .......    18,788
   200   Verisign Inc. * ...................    27,075
                                               -------
                                                45,863
                                               -------

         COMPUTER SERVICES - .63%
   200   Checkfree Holdings Corp.* .........     8,362
                                               -------


         COMPUTER -INTERGRATED SYSTEMS - 4.93%
   200   Brocade Communication Systems Inc.*    23,588
   500   Redback Networks* .................    41,938
                                               -------
                                                65,526
                                               -------



   The accompanying notes are an integral part of these financial statements.





                        MACROTRENDS FUND
                     Schedule of Investments
                          May 31, 2000
                   (Unaudited) - (Continued)

                                               MARKET
   SHARES                                      VALUE
   ------                                      -----

         COMMON STOCKS (CONTINUED)

         COMPUTER - MEMORY DEVICES - 2.19%
   200   EMC Corp.* ........................   $23,263
   100   Sandisk Corp.* ....................     5,812
                                               -------
                                                29,075
                                               -------

         COMPUTERS-MICRO - 1.15%
   200   Sun Microsystems Inc.* ............    15,325
                                               -------


         E-COMMERCE - 1.19%
 2,000   Drugstore.com Inc.* ...............    12,000
   100   Priceline.com Inc.* ...............     3,812
                                               -------
                                                15,812
                                               -------

         ELECTRONIC COMPONENTS - MISC. - .34%
   100   DSP Group Inc.* ...................     4,475
                                               -------

         ELECTRONIC COMPONENTS- SEMICONDUCTOR - 3.00%
   100   Broadcom Corp Class A* ............    13,006
   100   Intel Corp. .......................    12,463
   100   Qlogic Corp.* .....................     4,913
   100   Triquint Semiconductor Inc.* ......     9,438
                                               -------
                                                39,820
                                               -------

         ENTERPRISE SOFTWARE/SERVICES - 2.70%
   500   Oracle Corp.* .....................    35,937
                                               -------


         FIBER OPTICS - 8.17%
   300   JDS Uniphase Corp.* ...............    26,400
   300   Metromedia Fiber Network Inc Class A*   9,280
   100   SDL Inc.* .........................    22,655
   600   Sycamore Networks Inc.* ...........    50,175
                                               -------
                                               108,510
                                               -------



   The accompanying notes are an integral part of these financial statements.




                        MACROTRENDS FUND
                     Schedule of Investments
                          May 31, 2000
                    (Unaudited) - (Continued)

                                                 MARKET
   SHARES                                        VALUE
   ------                                        -----
         COMMON STOCKS (CONTINUED)

         FINANCE -INVEST BANKER/BROKER - 12.43%
 1,400   B2B Internet Holders Trust ........   $41,912
   300   Biotech HOLDRs Trust * ............    39,150
   300   Broadband HOLDRs Trust ............    22,950
   100   Internet Architect HOLDRs Trust ...     7,938
   900   Internet Infrastructure HOLDRs Trust * 40,444
   100   Knight Trading Group Inc. * .......     2,906
   100   Pharmaceutical HOLDRs Trust .......     9,950
                                               -------
                                               165,250
                                               -------

         INTERNET CONTENT - 8.37%
   300   CMGI Inc.* ........................    14,344
   500   Critical Path Inc.* ...............    15,906
   100   Doubleclick Inc.* .................     4,225
   800   Infospace Inc.* ...................    34,700
   300   Internet Capital Group Inc.* ......     8,081
   300   Yahoo Inc.* .......................    33,919
                                               -------
                                               111,175
                                               -------

         INTERNET SOFTWARE - 17.19%
   400   Akamai Technologies Inc.* .........    27,025
   400   America Online Inc.* ..............    21,200
   100   Ariba Inc.* .......................     5,213
   900   BroadVision Inc.* .................    32,231
   400   Commerce One Inc.* ................    14,312
   500   Covad Communications Group* .......    11,812
   600   Digital Island Inc.* ..............    11,006
   300   Exodus Communications Inc.* .......    21,169
   200   Inktomi Corp.* ....................    22,325
   400   Internap Network Services Corp.* ..    11,450
   100   Keynote Systems Inc.* .............     3,481
   200   Net Perceptions Inc.* .............     2,975
   100   Netopia Inc.* .....................     3,363
   300   Phone.com Inc.* ...................    20,981
   100   RealNetworks Inc.* ................     3,631
   600   USinternetworking Inc.* ...........    10,763
   200   Vignette Corp. ....................     5,513
                                               -------
                                               228,450
                                               -------


   The accompanying notes are an integral part of these financial statements.


                      MACROTRENDS FUND
                   Schedule of Investments
                        May 31, 2000
                  (Unaudited) - (Continued)


                                                 MARKET
   Shares                                        VALUE
   ------                                        -----


         COMMON STOCKS (CONTINUED)

         MEDICAL - BIOMEDICAL/GENETIC - .89%
   100   Affymetrix Inc.* ..................   $11,875
                                               -------

         NETWORKING PRODUCTS - 7.74%
   500   Cisco Systems Inc.* ...............    28,500
   300   Cobalt Networks Inc.* .............     8,025
   300   Emulex Corp.* .....................    13,650
   200   Extreme Networks Inc.* ............     9,775
   300   Foundry Networks Inc.* ............    18,919
   100   Juniper Networks Inc.* ............    17,519
   100   Networks Appliance Inc.* ..........     6,456
                                               -------
                                               102,844
                                               -------

         SATELLITE TELECOMMUNICATIONS - .60%
   200   Echostar Communications Corp Class A*   7,988
                                               -------


         SUPER-REGIONAL BANK U.S. - .75%
   300   Bank One Corp. ....................     9,919
                                               -------

         TELECOMMUNICATION SERVICES - 2.37%
   200   Global Crossing Ltd.* .............     5,013
   500   Net2Phone Inc.* ...................    14,750
   100   Qwest Communications Int'l Inc. ...     4,231
   200   Worldcom Inc.* ....................     7,525
                                               -------
                                                31,519
                                               -------

         TELECOMMUNICATIONS EQUIPMENT - 4.21%
   200   Efficient Networks Inc.* ..........     9,700
   800   Ericsson (LM) Telephone Sponsored ADR  16,400
   100   Lucent Technologies Inc. ..........     5,737
   200   Nortel Networks Corp. .............    10,863
   200   Qualcomm Inc.* ....................    13,275
                                               -------
                                                55,975
                                               -------

         WIRELESS EQUIPMENT - 2.63%
   400   Proxim Inc.* ......................    34,925
                                               -------

         TOTAL COMMON STOCKS
         (Cost $1,513,014) ................. 1,256,803
                                             =========


   The accompanying notes are an integral part of these financial statements.



                       MACROTRENDS FUND
                    Schedule of Investments
                         May 31, 2000
                   (Unaudited) - (Continued)


                                               MARKET
CONTRACTS                                      VALUE
---------                                      ------

         CALL OPTIONS - 5.82%

     5   Applied Materials, Jan./$110 ......   $12,438
     5   Cisco Systems Inc., Jan./$70 ......     7,000
     5   Dell Computer Corp., Jan./$50 .....     5,281
     2   Inktomi Corp., Jan./$200 ..........     5,725
     3   Intel Corp., Jan./$160 ............     7,088
     3   Internet Architect HOLDRs Trust, Jan./  8,025
     5   Microsoft Corp., Jan./$75 .........     5,312
     5   Nokia Corp Sponsored, Jan./$60 ....     7,375
     3   Oracle Corp., Jan./$80 ............     7,050
     3   Sun Microsystems Inc., Jan./$50 ...     6,000
     2   Triquint Semiconductor, Inc., Nov./$80  5,975
                                               -------
         TOTAL CALL OPTIONS
                    (Cost $82,034)...........   77,269
                                               -------


    TOTAL INVESTMENTS
     (Cost $1,595,048).............. 100.40%   1,334,072

    Liabilities less other assets...  (0.40%)     (5,270)
                                     ------    ----------

           TOTAL NET ASSETS......... 100.00%  $1,328,802
                                     ======    ==========

At May 31, 2000, the cost for Federal income tax purposes is $1,595,048. Gross unrealized appreciation and depreciation of securities are as follows:

        Gross unrealized appreciation......  $   45,916
        Gross unrealized depreciation .....    (306,892)
                                             ----------
        Net unrealized depreciation........  $ (260,976)
                                             ==========



*    Denotes non-income producing security.




   The accompanying notes are an integral part of these financial statements.



                                MacroTrends Fund
                       Statement of Assets and Liabilities
                                  May 31, 2000
                                   (Unaudited)

Assets:
     Investments in securities, at value
      (cost $1,595,048) (Note 2) .............................   $ 1,334,072
     Cash ....................................................        23,534
     Dividends receivable ....................................            88
     Other assets ............................................            10
                                                                 -----------
     Total Assets ............................................     1,357,704
                                                                 -----------

Liabilities:
     Payable for securities purchased ........................        12,149
     Payable for Fund shares repurchased .....................           108
     Accrued expenses and other liabilities ..................        16,645
                                                                 -----------
     Total Liabilities .......................................        28,902
                                                                 -----------

       Net Assets ............................................   $ 1,328,802
                                                                 ===========

Net Assets Consist of:
     Paid in surplus .........................................   $ 1,604,859
     Accumulated net investment income (loss) ................       (15,060)
     Accumulated net realized gain (loss) from
          investment transactions ............................           (21)
     Net unrealized appreciation (depreciation) on investments      (260,976)
                                                                 -----------

       Net Assets ............................................   $ 1,328,802
                                                                 ===========


Net asset value and redemption price per share
  ($1,328,802/169,749 shares outstanding) ....................   $      7.83
                                                                 ===========






   The accompanying notes are an integral part of these financial statements.


                                MacroTrends Fund
                             Statement of Operations
           For the period March 27, 2000 (commencement of operations)
                              through May 31, 2000
                                   (Unaudited)

Investment Income:
     Interest ..........................................   $     424
     Dividends .........................................       1,160
                                                           ---------
         Total Investment income .......................       1,584
                                                           ---------

Expenses:
     Advisory fees (Note 3) ............................       2,069
     Distribution Fees (Note 5) ........................         497
     Administration fees (Note 4) ......................       6,000
     Transfer agent fees (Note 4) ......................       2,200
     Registration fees .................................       1,750
     Directors fees ....................................       1,000
     Audit fees ........................................       1,460
     Insurance .........................................         937
     Custody fees ......................................         550
     Legal fees ........................................       1,500
     Printing and postage expense ......................         500
     Other expenses ....................................         250
                                                           ---------
         Total expenses ................................      18,713

     Less: waiver of advisory fees (Note 3) ............      (2,069)
                                                           ---------
       Net expenses ....................................      16,644
                                                           ---------

       Net investment income (loss) ....................     (15,060)
                                                           ---------

Net Realized and Unrealized Gains (Losses)
  on Investments: (Note 2)
     Net realized gain (loss) on securities transactions         (21)
     Net increase (decrease) in unrealized appreciation
       on investments ..................................    (260,976)
                                                           ---------
     Net gain (loss) on investments ....................    (260,997)
                                                           ---------

     Net increase (decrease) in net assets resulting
       from operations .................................   $(276,057)
                                                           =========


   The accompanying notes are an integral part of these financial statements.


                                MACROTRENDS FUND
                       Statement of Changes in Net Assets


                                                                       FOR THE PERIOD
                                                                       MARCH 27, 2000*
                                                                     THROUGH MAY 31, 2000
                                                                     --------------------
                                                                        (UNAUDITED)
OPERATIONS:
     Net investment income (loss) ..................................   $   (15,060)
     Net realized gain (loss) from investment transactions .........           (21)
     Net increase (decrease) in unrealized appreciation
      on investments ...............................................      (260,976)
                                                                       -----------
     Net increase (decrease) in net assets resulting from operations      (276,057)
                                                                       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income ..........................             0
     Distributions from net realized gains on investments ..........             0

FUND SHARE TRANSACTIONS (1)
     Proceeds from shares sold .....................................     1,604,967
     Dividends reinvested ..........................................             0
     Payment for shares redeemed ...................................          (108)
                                                                       -----------
     Net increase (decrease) in net assets from fund
      share transactions ...........................................     1,604,859
                                                                       -----------

     Net increase (decrease) in net assets .........................     1,328,802

NET ASSETS:
     Beginning of period ...........................................             0
                                                                       -----------

     End of period .................................................   $ 1,328,802
                                                                       ===========



  (1)Shares sold ...................................................       169,761
     Dividends reinvested ..........................................             0
     Shares redeemed ...............................................           (12)
                                                                       -----------
     Net increase (decrease) in fund shares ........................       169,749
                                                                       ===========


* Commencement of operations.


   The accompanying notes are an integral part of these financial statements.

                                MACROTRENDS FUND
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  FOR THE PERIOD
                                                                 MARCH 27, 2000*
                                                              THROUGH MAY 31, 2000
                                                              --------------------
                                                                  (UNAUDITED)

Net asset value, beginning of period ........................   $      10.00
                                                                ------------

INCOME (LOSS) FROM INVESTMENT OPERATONS:
Net investment income (loss) ................................          (0.09)
Net realized and unrealized gain (loss) on investments ......          (2.08)
                                                                ------------
Total from investment operations ............................          (2.17)
                                                                ------------

Less distributions:
Dividends from net investment income ........................           0.00
Distributions from net realized gains on investments ........           0.00
                                                                ------------
Total dividends and distributions ...........................           0.00
                                                                ------------

Net asset value, end of period ..............................   $       7.83
                                                                ============

Total return ................................................         (21.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ....................   $      1,329
Ratio of expenses to average net assets .....................          10.05%  +
Ratio of expenses to average net assets, before reimbursement          11.30%  +
Ratio of net investment income (loss) to average net assets .          (9.10%) +
Ratio of net investment income (loss) to average net assets,
 before reimbursement .......................................         (10.35%)+
Portfolio turnover rate .....................................           0.00%


* Commencement of operations.
+ Annualized.


   The accompanying notes are an integral part of these financial statements.

                                MACROTRENDS FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2000
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

MacroTrends Fund (the "Fund") is a separate series of Questar Funds, Inc. (the "Company"), a Maryland Corporation, incorporated on February 13, 1998, and registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks of companies positioned for growth in light of global economic and social changes. The Fund commenced operations on March 27, 2000.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

   A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

   B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, and net realized capital gains, if any, annually.

   E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3.  INVESTMENT ADVISORY AGREEMENT

  The Fund has an investment advisory agreement with YaleFunds Management and Research Co. (the "Advisor"). Pursuant to this agreement, the Advisor is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. For its services, the Advisor receives an advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may, in its discretion, waive some or all of its fees. For the period ended May 31, 2000, the Advisor waived its fee of $2,069.

                                MACROTRENDS FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2000
                             (UNAUDITED)-(CONTINUED)

  NOTE 4.  FUND ADMINISTRATION AND TRANSFER AGENCY AGREEMENT

  The Fund has an administration and transfer agency agreement with American Data Services, Inc. ("ADS" or the "Administrator"), of which the Fund's president is also an officer. Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee, equal to 1/12th of 0.15% of the first $75 million, 1/12th of 0.10% of the next $75 million, and 1/12th of 0.07% of the remaining balance of the Fund's average monthly net assets. The fee is subject to a monthly minimum of $3,000. ADS also receives a monthly transfer agency fee, calculated as a combination of account maintenance charges plus transaction charges, subject to a $1000 monthly minimum. The Fund also reimburses ADS for any out-of-pocket expenses. For the period ended May 31, 2000, ADS earned $8,200 for administrative, transfer agency, and fund accounting services.


  NOTE 5.  DISTRIBUTION FEES

  The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. AmeriMutual Funds Distributors, Inc. (the "Distributor"), an affiliate of American Data Services, Inc., serves as the Fund's distributor. Pursuant to the Plan, the Distributor will receive a monthly fee calculated at an annual rate of .30% of its average daily net assets, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker/dealers and other financial institutions for providing distribution assistance. For the period ended May 31, 2000, the Fund incurred distribution expenses of $497.


  NOTE 6. INVESTMENT TRANSACTIONS

  For the period ended May 31, 2000, purchases and sales of investment securities, excluding short-term securities, aggregated $1,513,057 and $0, respectively.

                               INVESTMENT ADVISOR
                      YaleFunds Management and Research Co.
                      3980 Howard Hughes Parkway, Suite 400
                               Las Vegas, NV 89109

                                  LEGAL COUNSEL
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                        ADMINISTRATOR, TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                                   DISTRIBUTOR
                      AmeriMutual Funds Distributors, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788

                                    CUSTODIAN
                            Union Bank of California
                         475 Sansome Street, 15th Floor
                             San Francisco, CA 94111












This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.